Business Combination - Consideration transferred reconciliation (Details) - Liquid Retailers LLC	Feb. 28, 2026 USD ($)
Business Combinations
Net identifiable assets (liabilities)	$ (190,935)
Goodwill arising on acquisition	190,935
Total consideration	$ 0